Equity Method Investments - Summarized Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Current assets	$ 255,372	$ 228,321
Non-current assets	1,947,313	1,868,417
Total assets	2,202,685	2,096,738
Current liabilities	185,442	159,623
Non-current liabilities	784,169	763,703
Total liabilities	969,611	923,326
Total Equity	1,233,074	1,173,412	$ 1,117,454	$ 942,395
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	55,731	33,834
Non-current assets	304,646	264,507
Total assets	360,377	298,341
Current liabilities	25,793	13,246
Non-current liabilities	296	32
Total liabilities	26,089	13,278
Total Equity	$ 334,288	$ 285,063